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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21076

Registrant Name: PIMCO Municipal Income Fund II

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: May 31, 2009

Date of Reporting Period: August 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
MUNICIPAL BONDS & NOTES—96.8%
	Alabama—2.4%
$10,000	Birmingham Baptist Medical Centers Special Care Facs.
	Financing Auth. Rev., 5.00%, 11/15/30, Ser. A	Baa1/NR	$8,509,300
1,750	Huntsville Health Care Auth. Rev.,
	5.75%, 6/1/32, Ser. B, (Pre-refunded @ $101, 6/1/12) (b)	A2/NR	1,949,850
16,580	Jefferson Cnty. Sewer Rev.,
	4.75%, 2/1/38, Ser. B, (Pre-refunded @ $100, 8/1/12) (FGIC) (b)	Aaa/AAA	17,547,940
	Montgomery BMC Special Care Facs. Financing Auth. Rev. (MBIA),
1,235	5.00%, 11/15/29, Ser. B	A2/AA	1,203,409
2,200	Baptist Health, 5.00%, 11/15/24	A2/AA	2,232,252
2,650	Tuscaloosa Educational Building Auth. Rev., Stillman College,
	5.00%, 6/1/26	NR/BBB-	2,282,312
			33,725,063

	Alaska—0.5%
5,900	Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46, Ser. A	Baa3/NR	4,214,075
3,550	State Housing Finance Corp. Rev., 5.25%, 6/1/32, Ser. C (MBIA)	A2/AA	3,516,417
			7,730,492

	Arizona—5.8%
	Health Facs. Auth. Rev.,
6,500	Beatitudes Project, 5.20%, 10/1/37	NR/NR	5,100,810
1,300	Hospital System, 5.75%, 12/1/32, (Pre-refunded @ $101, 12/1/12) (b)	NR/BBB	1,446,185
	Pima Cnty. Industrial Dev. Auth. Rev.,
3,500	Center for Academic Success, 5.50%, 7/1/37 (c)	NR/BBB-	3,010,070
29,700	Correctional Facs., 5.00%, 9/1/39	Aa2/AA	29,239,650
33,000	Salt River Project Agricultural Improvement & Power Dist. Rev.,
	5.00%, 1/1/37, Ser. A (f)	Aa1/AA	33,421,740
10,500	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	Aa3/AA-	8,789,340
			81,007,795

	Arkansas—0.1%
13,000	Arkansas Dev. Finance Auth. Rev., zero coupon, 7/1/46 (AMBAC)	Aa3/NR	1,622,140

	California—5.1%
9,610	Alameda Corridor Transportation Auth. Rev.,
	zero coupon, 10/1/16, Ser. A (AMBAC)	Aa3/AA	6,588,328
	Golden State Tobacco Securitization Corp. Rev., Ser. A-1,
6,000	5.00%, 6/1/33	Baa3/BBB	4,745,940
3,080	6.25%, 6/1/33	Aaa/AAA	3,367,518
9,000	6.75%, 6/1/39, (Pre-refunded @ $100, 6/1/13) (b)	Aaa/AAA	10,411,830
1,000	Rancho Cucamonga Community Facs. Dist., Special Tax,
	6.30%, 9/1/23, Ser. A	NR/NR	1,005,580
	State, GO,
800	5.00%, 6/1/37	A1/A+	782,040
28,600	5.00%, 11/1/37, Ser. 2670 (f)	A1/A+	27,954,212
10,900	5.00%, 12/1/37	A1/A+	10,669,574
4,700	Statewide Community Dev. Auth. Rev., Baptist Univ.,
	9.00%, 11/1/17, Ser. B (c)	NR/NR	4,810,591
			70,335,613

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Colorado—5.2%
$30,000	Dawson Ridge Dist. No. 1, GO, zero coupon, 10/1/22, Ser. A	Aaa/NR	$15,558,000
	E-470 Public Highway Auth. Rev., Ser. B (MBIA),
20,000	zero coupon, 9/1/35	A2/AA	3,868,600
15,000	zero coupon, 9/1/37	A2/AA	2,547,300
	Health Facs. Auth. Rev.,
1,000	American Baptist Homes, 5.90%, 8/1/37, Ser. A	NR/NR	859,900
25,000	Catholic Health Initiatives, 5.50%, 3/1/32	Aa2/AA	26,263,000
18,305	Exempla, Inc., 5.625%, 1/1/33, Ser. A	A1/A-	18,195,353
6,500	Liberty Height, zero coupon, 7/15/22	Aaa/AAA	3,358,485
2,000	Housing & Finance Auth. Rev., Evergreen Country Day School,
	5.875%, 6/1/37 (c)	NR/BB	1,776,660
			72,427,298

	District of Columbia—1.3%
17,500	Washington D.C. Convention Center Auth. Tax Rev.,
	4.75%, 10/1/28, (Pre-refunded @ $100, 10/1/08) (AMBAC)(b)	Aa3/AA	17,539,200

	Florida—4.8%
2,310	Dev. Finance Corp. Rev., Learning Gate Community School,
	6.00%, 2/15/37	NR/BBB-	2,119,217
8,000	Highlands Cnty. Health Facs. Auth. Rev., Adventist/Sunbelt Health System,
	6.00%, 11/15/31, Ser. A, (Pre-refunded @ $101, 11/15/11) (b)	A1/NR	8,827,200
	Hillsborough Cnty. Industrial Dev. Auth. Rev.,
635	Health Facs. Project, 5.625%, 8/15/23, Ser. A, (Pre-refunded @ $101, 8/15/09) (b)	Baa3/BBB	664,686
2,335	Pollution Control Rev., Tampa Electric Co., 5.50%, 10/1/23	Baa2/BBB-	2,192,005
7,135	Jacksonville Health Facs. Auth. Rev., 5.25%, 11/15/32, Ser. A	Aa1/AA	7,009,709
11,500	Lakeland Hospital System Rev., Regional Health System,
	5.50%, 11/15/32, (Pre-refunded @ $101, 11/15/12) (b)	A2/NR	12,789,495
3,000	Leesburg Hospital Rev., Leesburg Regional Medical Center Project,
	5.50%, 7/1/32	Baa1/BBB+	2,832,600
	Orange Cnty. Health Facs. Auth. Rev., Adventist Health System (b),
2,550	5.625%, 11/15/32, (Pre-refunded @ $101, 11/15/12)	A1/NR	2,843,072
5,000	6.25%, 11/15/24, (Pre-refunded @ $100, 11/15/12)	A1/NR	5,652,950
500	Sarasota Cnty. Health Fac. Auth. Rev., 5.75%, 7/1/37	NR/NR	419,725
6,205	State Governmental Utility Auth. Rev., Barefoot Bay Utilities System,
	5.00%, 10/1/29 (AMBAC)	Aa3/NR	6,206,489
5,000	Sumter Landing Community Dev. Dist. Rev.,
	4.75%, 10/1/35, Ser. A (MBIA)	A2/AA	4,541,150
10,000	Tallahassee Rev., 5.00%, 10/1/37, Ser. 2617 (f)	Aa2/AA	10,101,400
1,500	Winter Springs Water & Sewer Rev., zero coupon, 10/1/29 (FGIC)	Baa3/A+	524,340
			66,724,038

	Georgia—0.5%
2,775	Medical Center Hospital Auth. Rev., 5.25%, 7/1/37	NR/NR	2,210,815
9,600	Richmond Cnty. Dev. Auth. Rev., zero coupon, 12/1/21	Aaa/NR	5,229,792
			7,440,607

	Hawaii—1.4%
19,170	Honolulu City & Cnty. Wastewater System Rev., First Board Resolution,
	4.75%, 7/1/28 (FGIC)	Aa3/NR	18,998,620

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Illinois—18.3%
	Central Lake Cnty. JT Action Water Agcy. Rev., Ser. A (AMBAC),
$2,935	5.125%, 5/1/28	Aa3/NR	$2,975,914
675	5.125%, 5/1/28, (Pre-refunded @ $100, 11/1/12) (b)	Aa3/NR	741,184
	Chicago, GO (FGIC),
1,635	5.125%, 1/1/29, Ser. A	Aa3/AAA	1,646,641
3,415	5.125%, 1/1/29, Ser. A, (Pre-refunded @ $101, 1/1/09) (b)	Aa3/AA-	3,487,398
4,065	5.50%, 1/1/40	Aa3/AA-	4,192,885
	Chicago, Lake Shore East, Special Assessment,
3,162	6.625%, 12/1/22	NR/NR	3,189,636
6,700	6.75%, 12/1/32	NR/NR	6,715,946
	Chicago Board of Education School Reform, GO (FGIC),
15,535	zero coupon, 12/1/16, Ser. A	A1/AA-	10,958,078
5,000	zero coupon, 12/1/28, Ser. A	A1/AA-	1,730,850
4,500	zero coupon, 12/1/31	A1/AA-	1,283,805
	Chicago City Colleges, GO (FGIC),
32,670	zero coupon, 1/1/37	Aa3/AA-	6,522,239
29,145	zero coupon, 1/1/38	Aa3/AA-	5,481,300
32,670	zero coupon, 1/1/39	Aa3/AA-	5,786,837
5,000	Cicero, GO, 5.25%, 12/1/31 (MBIA)	A2/AA	5,123,750
	Finance Auth. Rev.,
2,500	Christian Homes, Inc., 5.75%, 5/15/31, Ser. A	NR/NR	2,149,450
250	Leafs Hockey Club, 6.00%, 3/1/37, Ser. A	NR/NR	215,760
	Regency Park,
10,000	zero coupon, 7/15/23	NR/AAA	4,883,900
134,650	zero coupon, 7/15/25	NR/AAA	58,548,513
1,500	Sedgebrook, Inc., 6.00%, 11/15/42, Ser. A	NR/NR	1,314,600
	Health Facs. Auth. Rev.,
5,000	Condell Medical Center, 5.50%, 5/15/32	Baa3/NR	4,476,750
20,100	Elmhurst Memorial Healthcare, 5.625%, 1/1/28	Baa1/NR	19,556,094
	Hillside, Tax Allocation, Mannheim Redev. Project,
4,500	6.55%, 1/1/20	NR/NR	4,446,450
2,900	7.00%, 1/1/28	NR/NR	2,845,480
	Metropolitan Pier & Exposition Auth. Rev. (MBIA),
60,000	zero coupon, 12/15/30	A1/AAA	18,665,400
50,000	zero coupon, 12/15/33	A1/AAA	12,841,500
2,460	zero coupon, 6/15/38	A1/AAA	488,876
68,470	State Sports Facs. Auth. Rev., 5.50% (zero coupon until 6/15/10),
	6/15/30 (AMBAC)	Aa3/AA	64,358,376
			254,627,612

	Indiana—0.3%
4,125	Fort Wayne Pollution Control Rev., 6.20%, 10/15/25	Caa2/B-	2,796,585
990	Vigo Cnty. Hospital Auth. Rev., 5.80%, 9/1/47 (a)(c)	NR/NR	833,016
			3,629,601

	Iowa—4.1%
	Finance Auth. Rev.,
	Deerfield Retirement Community, Inc.,
250	5.50%, 11/15/27, Ser. A	NR/NR	192,195
1,075	5.50%, 11/15/37	NR/NR	767,410
4,500	Edgewater LLC, 6.75%, 11/15/42	NR/NR	4,221,540
1,000	Wedum Walnut Ridge LLC, 5.625%, 12/1/45, Ser. A	NR/NR	814,160
2,300	Higher Education Loan Auth. Rev., Grandview College, 5.10%, 10/1/36	NR/NR	2,017,698

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Iowa (continued)
	Tobacco Settlement Auth. of Iowa Rev., Ser. B,
$46,000	5.60%, 6/1/34	Baa3/BBB	$38,985,920
8,850	5.60%, 6/1/35, (Pre-refunded @ $101, 6/1/11) (b)	NR/AAA	9,583,577
			56,582,500
	Kansas—0.2%
2,800	Univ. of Kansas Hospital Auth. Rev.,
	5.625%, 9/1/32, (Pre-refunded @ $100, 9/1/12) (b)	NR/AAA	3,111,304

	Kentucky—0.2%
2,500	Economic Dev. Finance Auth. Rev., Hospital Facs. Rev.,
	Catholic Healthcare Partners, 5.25%, 10/1/30	A1/AA-	2,455,825

	Louisiana—4.8%
	Public Facs. Auth. Rev., Ochsner Clinic Foundation, Ser. B,
20,400	5.50%, 5/15/32, (Pre-refunded @ $100, 5/15/26) (b)	Aaa/NR	23,137,680
3,300	5.50%, 5/15/47	A3/NR	3,043,359
44,395	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	39,910,661
			66,091,700

	Maryland—0.4%
	Health & Higher Educational Facs. Auth. Rev.,
1,010	5.30%, 1/1/37	NR/NR	808,929
4,050	6.00%, 1/1/43	NR/BBB-	3,974,508
1,000	Adventist Healthcare, 5.75%, 1/1/25, Ser. A	Baa2/NR	988,450
			5,771,887

	Massachusetts—3.3%
12,050	Austin Trust Rev., 4.75%, 8/1/37 (FSA)(f)	Aaa/AAA	11,555,950
14,500	Bay Transportation Auth. Rev.,
	4.75%, 7/1/34, Ser. A, (Pre-refunded @ $100, 7/1/15) (b)(f)	Aa1/AAA	15,904,904
4,610	Dev. Finance Agcy. Rev., 6.75%, 10/15/37, Ser. A	NR/NR	4,238,019
	State Turnpike Auth. Rev., Ser. A (AMBAC),
4,295	4.75%, 1/1/34	Aa3/AA	4,183,588
10,325	5.00%, 1/1/39	Aa3/AA	10,118,913
			46,001,374

	Michigan—2.8%
8,500	Detroit City School Dist., GO,
	5.00%, 5/1/32, Ser. A, (Pre-refunded @ $100, 5/1/13)
	(FGIC)(Q-SBLF)(b)	Aa3/AA-	9,283,870
4,545	Garden City Hospital Finance Auth. Rev., 5.00%, 8/15/38, Ser. A	NR/NR	3,292,898
800	Public Educational Facs. Auth. Rev., 6.50%, 9/1/37 (c)	NR/BBB-	763,952
500	Star International Academy, CP, 6.125%, 3/1/37	NR/BB+	444,620
5,000	State Hospital Finance Auth. Rev.,
	Ascension Health, 5.25%, 11/15/26, Ser. B	Aa1/AA	4,964,850
	Oakwood Group, Ser. A,
13,500	5.75%, 4/1/32	A2/A	13,220,685
1,925	6.00%, 4/1/22	A2/A	1,974,299
6,000	Tobacco Settlement Finance Auth. Rev., 6.00%, 6/1/48, Ser. A	NR/BBB	4,989,600
			38,934,774

	Minnesota—0.5%
1,300	Meeker Cnty. Rev., 5.75%, 11/1/37	NR/NR	1,204,983
1,500	Minneapolis Rev., Providence Project, 5.75%, 10/1/37, Ser. A	NR/NR	1,288,005
280	Minneapolis, Tax Allocation, Grant Park Project, 5.35%, 2/1/30	NR/NR	249,250

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Minnesota (continued)
	North Oaks Presbyterian Homes Rev.,
$2,640	6.00%, 10/1/33	NR/NR	$2,515,155
1,530	6.125%, 10/1/39	NR/NR	1,467,484
500	Oronoco Multifamily Housing Rev., 5.40%, 6/1/41	NR/NR	437,270
			7,162,147

	Mississippi—0.3%
3,605	Business Finance Corp., Pollution Control Rev., 5.875%, 4/1/22	Ba1/BBB	3,546,960
740	Dev. Bank Special Obligation Projects & Equipment Acquisitions Rev.,
	5.00%, 7/1/24 (AMBAC)	Aa3/AA	709,475
			4,256,435

	Missouri—0.3%
2,600	Branson Regional Airport Transportation Dev. Dist. Rev.,
	6.00%, 7/1/37, Ser. A	NR/NR	2,192,580
800	Hanley Road & North of Folk Ave. Transportation Dist. Rev.,
	5.00%, 10/1/25	NR/NR	723,944
1,500	St. Louis Parking Rev., Downtown Parking Facs.,
	6.00%, 2/1/28, (Pre-refunded @ $100, 2/1/12) (b)	NR/NR	1,662,690
			4,579,214

	Nevada—0.5%
1,450	Clark Cnty., GO, 5.00%, 6/1/31 (FGIC)	Aa1/AA+	1,453,944
	Reno Transportation Project Rev.,
	(Pre-refunded @ $100, 6/1/12) (AMBAC)(b),
2,000	5.125%, 6/1/32	Aa3/AA	2,173,660
3,500	5.125%, 6/1/37	Aa3/AA	3,803,905
			7,431,509

	New Hampshire—0.2%
	Health & Education Facs. Auth. Rev., Catholic Medical Center,
360	6.125%, 7/1/32	Baa1/BBB+	361,624
2,640	6.125%, 7/1/32, (Pre-refunded @ $101, 7/1/12) (b)	Baa1/BBB+	2,988,163
			3,349,787

	New Jersey—3.5%
950	Burlington Cnty. Bridge Commission Rev., 5.625%, 1/1/38	NR/NR	817,380
	Economic Dev. Auth. Rev.,
	Arbor Glen,
525	6.00%, 5/15/28	NR/NR	500,488
225	6.00%, 5/15/28, Ser. A, (Pre-refunded @ $102, 5/15/09) (b)	NR/NR	236,151
	Kapkowski Road Landfill, Special Assessment,
4,000	5.75%, 10/1/21	Baa3/NR	4,038,280
11,405	5.75%, 4/1/31	Baa3/NR	10,813,879
1,100	Seabrook Village, 5.25%, 11/15/36	NR/NR	900,141
250	Seashore Gardens, 5.375%, 11/1/36	NR/NR	202,378
	Health Care Facs. Financing Auth. Rev.,
1,500	St. Peter's Univ. Hospital, 5.75%, 7/1/37	Baa2/BBB-	1,421,250
1,830	Trinitas Hospital, 5.25%, 7/1/30, Ser. A	Baa3/BBB-	1,529,606
3,500	State Educational Facs. Auth. Rev.,
	Fairfield Dickinson Univ., 6.00%, 7/1/25, Ser. D	NR/NR	3,551,660

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	New Jersey (continued)
	Tobacco Settlement Financing Corp. Rev.,
$13,150	5.00%, 6/1/41, Ser. 1A	Baa3/BBB	$9,398,436
1,285	6.00%, 6/1/37, (Pre-refunded @ $100, 6/1/12) (b)	Aaa/AAA	1,433,918
3,095	6.125%, 6/1/42, (Pre-refunded @ $100, 6/1/12) (b)	Aaa/AAA	3,467,359
6,150	6.25%, 6/1/43, (Pre-refunded @ $100, 6/1/13) (b)	Aaa/AAA	7,053,312
2,500	6.75%, 6/1/39, (Pre-refunded @ $100, 6/1/13) (b)	Aaa/AAA	2,922,175
			48,286,413

	New Mexico—0.3%
5,000	Farmington Pollution Control Rev., 5.80%, 4/1/22	Baa3/BB+	4,765,100

	New York—1.2%
1,200	Erie Cnty. Industrial Dev. Agcy., Orchard Park Rev., 6.00%, 11/15/36	NR/NR	1,051,728
10,000	Liberty Dev. Corp. Rev., 5.25%, 10/1/35 (f)	Aa3/AA-	10,130,100
1,100	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside,
	6.70%, 1/1/43, Ser. A	NR/NR	1,081,014
4,750	New York City Municipal Water Finance Auth.,
	Water & Sewer System Rev., 5.00%, 6/15/37, Ser. D (f)	Aa2/AAA	4,793,130
			17,055,972

	North Carolina—0.1%
	Medical Care Commission Rev.,
550	Salemtowne, 5.10%, 10/1/30	NR/NR	470,102
1,000	Village at Brookwood, 5.25%, 1/1/32	NR/NR	812,880
			1,282,982

	North Dakota—0.3%
3,710	Stark Cnty. Healthcare Rev., Benedictine Living Communities,
	6.75%, 1/1/33	NR/NR	3,490,850

	Ohio—0.5%
7,500	Lorain Cnty. Hospital Rev., Catholic Healthcare, 5.375%, 10/1/30	A1/AA-	7,477,425

	Pennsylvania—3.2%
	Allegheny Cnty. Hospital Dev. Auth. Rev.,
22,600	5.375%, 11/15/40, Ser. A	Ba3/BB	17,052,830
505	9.25%, 11/15/15, Ser. B, (Pre-refunded @ $102, 11/15/10) (b)	Ba3/AAA	574,553
1,000	9.25%, 11/15/22, Ser. B, (Pre-refunded @ $102, 11/15/10) (b)	Ba3/AAA	1,166,330
5,700	9.25%, 11/15/30, Ser. B, (Pre-refunded @ $102, 11/15/10) (b)	Ba3/AAA	6,648,081
	Cumberland Cnty. Auth., Retirement Community Rev.,
	Messiah Village, Ser. A,
750	5.625%, 7/1/28	NR/BBB-	697,868
670	6.00%, 7/1/35	NR/BBB-	634,959
4,500	Wesley Affiliated Services,
	7.25%, 1/1/35, Ser. A, (Pre-refunded @ $101, 1/1/13) (b)	NR/NR	5,335,830
3,250	Harrisburg Auth. Rev., 6.00%, 9/1/36	NR/NR	3,099,948
	Montgomery Cnty. Higher Education & Health Auth. Hospital Rev.,
	Abington Memorial Hospital, Ser. A,
5,000	5.125%, 6/1/27	NR/A	4,798,900
3,750	5.125%, 6/1/32	NR/A	3,494,025
500	Pittsburgh & Allegheny Cntys. Public Auditorium Auth. Rev.,
	5.00%, 2/1/29 (AMBAC)	Aa3/AA	502,595
			44,005,919

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Puerto Rico—0.3%
$3,320	Electric Power Auth. Power Rev.,
	5.125%, 7/1/29, Ser. NN, (Pre-refunded @ $100, 7/1/13) (b)	A3/AAA	$3,680,220

	Rhode Island—4.9%
76,200	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. A	Baa3/BBB	68,781,168

	South Carolina—4.1%
7,745	Greenville Cnty. School Dist. Rev., Building Equity Sooner Tomorrow,
	5.50%, 12/1/28, (Pre-refunded @ $101, 12/1/12) (b)	Aaa/AA	8,687,334
	Jobs-Economic Dev. Auth. Rev., Bon Secours,
14,350	5.625%, 11/15/30	A3/A-	14,267,631
3,770	5.625%, 11/15/30, (Pre-refunded @ $100, 11/15/12) (b)	A3/A-	4,201,477
	Lexington Cnty. Health Services Dist. Hospital Rev. (b),
15,000	5.50%, 11/1/32, (Pre-refunded @ $100, 11/1/13)	A2/A+	16,809,600
3,500	5.50%, 5/1/37, (Pre-refunded @ $100, 5/1/14)	A2/A+	3,942,400
5,000	5.75%, 11/1/28, (Pre-refunded @ $100, 11/1/13)	A2/A+	5,662,600
3,250	Tobacco Settlement Rev. Management Auth. Rev.,
	6.375%, 5/15/28, Ser. B, (Pre-refunded @ $101, 5/11/15) (b)	Baa3/BBB	3,575,325
			57,146,367

	Tennessee—0.5%
3,000	Energy Acquisition Corp. Rev., 5.00%, 2/1/23, Ser. C	A2/AA-	2,744,670
3,750	Knox Cnty. Health Educational & Housing Facs. Board Rev.,
	5.25%, 10/1/30	A1/AA-	3,683,738
500	Sullivan Cnty. Health Educational & Housing Facs. Rev.,
	5.25%, 9/1/36, Ser. C	NR/BBB+	433,105
			6,861,513

	Texas—8.5%
10	Arlington Independent School Dist., GO, 5.00%, 2/15/24 (PSF-GTD)	Aaa/NR	10,029
	Aubrey Independent School Dist., GO (PSF-GTD),
130	5.50%, 2/15/33	Aaa/NR	136,300
4,350	5.50%, 2/15/33, (Pre-refunded @ $100, 8/15/14) (b)	Aaa/NR	4,938,250
17,500	Austin Trust, GO, 4.75%, 4/1/36 (f)	Aa1/AA	16,797,900
6,500	Brazos Cnty. Health Facs. Dev. Corp. Rev., Franciscan Services Corp.,
	5.375%, 1/1/32	NR/A-	6,220,630
2,700	Comal Cnty. Health Facs. Dev. Rev., McKenna Memorial Hospital Project,
	6.25%, 2/1/32, (Pre-refunded @ $100, 2/1/13) (b)	Baa2/AAA	3,081,294
20,000	Frisco Independent School Dist., GO, zero coupon, 8/15/34 (PSF-GTD)	Aaa/NR	4,856,600
5,250	Harris Cnty. Health Facs. Dev. Corp. Rev., St. Luke's Episcopal Hospital,
	5.375%, 2/15/26, Ser. A, (Pre-refunded @ $100, 8/15/11) (b)	NR/AAA	5,670,000
700	HFDC of Central Texas, Inc. Rev., Village at Gleannloch Farms,
	5.50%, 2/15/37, Ser. A	NR/NR	556,087
	Keller Independent School Dist., GO (PSF-GTD),
770	4.875%, 8/15/31	Aaa/AAA	770,932
6,730	4.875%, 8/15/31, (Pre-refunded @ $100, 8/15/09) (b)	Aaa/AAA	6,937,620
3,170	Little Elm Independent School Dist., GO,
	5.30%, 8/15/29, Ser. A (PSF-GTD)	NR/AAA	3,275,593
6,250	North Dallas Thruway Auth. Rev., 4.75%, 1/1/29 (FGIC)	A2/A-	6,177,375
	North Harris Cnty. Regional Water Auth. Rev.,
10,300	5.25%, 12/15/33	A3/A+	10,073,503
10,300	5.50%, 12/15/38	A3/A+	10,268,894

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Texas (continued)
$5,000	North Texas Tollway Auth. Rev., 5.625%, 1/1/33, Ser. B	A2/A-	$4,944,050
2,000	Sabine River Auth. Rev., 5.20%, 5/1/28	Caa1/CCC	1,451,100
10,025	State, GO, 4.75%, 4/1/35, Ser. A (f)	Aa1/AA	9,644,050
1,000	State Public Finance Auth. Rev., 5.875%, 12/1/36, Ser. A	Baa3/BBB-	932,930
	State Turnpike Auth. Central Turnpike System Rev., Ser. A (AMBAC),
10,000	zero coupon, 8/15/19	Aa3/AA	5,842,500
8,880	5.00%, 8/15/42	Aa3/AA	8,369,134
3,250	State Water Financial Assistance, GO, 5.00%, 8/1/36	Aa1/AA	3,267,030
4,150	Willacy Cnty. Rev., 6.875%, 9/1/28, Ser. A-1	NR/NR	3,955,531
			118,177,332

	Utah—3.5%
44,150	Utah Transit Auth. Rev., 4.75%, 6/15/35, Ser. B,
	(Pre-refunded @ $100, 12/15/15) (FSA)(b)(f)	Aaa/AAA	48,681,556

	Virginia—0.6%
	Fredericksburg Industrial Dev. Auth., Medicorp Health System Rev., Ser. B,
2,500	5.125%, 6/15/33	A3/NR	2,325,875
4,000	5.25%, 6/15/27	A3/NR	3,938,680
2,050	James City Cnty. Economic Dev. Auth. Rev., 5.50%, 7/1/37, Ser. A	NR/NR	1,630,816
			7,895,371

	Washington—1.3%
13,000	Health Care Facs. Auth. Rev., Virginia Mason Medical Center,
	6.125%, 8/15/37, Ser. A	Baa2/BBB	12,235,210
6,800	State Housing Finance Commission Rev., Skyline at First Hill,
	5.625%, 1/1/38, Ser. A	NR/NR	5,707,240
			17,942,450

	Wisconsin—0.7%
	Badger Tobacco Asset Securitization Corp. Rev.,
1,125	6.00%, 6/1/17	Baa3/BBB	1,128,229
7,150	6.125%, 6/1/27	Baa3/BBB	6,998,062
	Health & Educational Facs. Auth. Rev., Froedert & Community Health Oblig.,
90	5.375%, 10/1/30	NR/AA-	90,110
910	5.375%, 10/1/30, (Pre-refunded @ $101, 10/1/11) (b)	NR/AA-	995,667
			9,212,068
	Total Municipal Bonds & Notes (cost—$1,334,326,608)		1,346,279,241

VARIABLE RATE NOTES (e)—3.2%
	Alabama—0.4%
4,450	Jefferson Cnty. Sewer Rev., 17.75%, 2/1/36, Ser. 352 (FGIC)(a)(c)(d)	Aaa/NR	4,974,966

	Colorado—0.2%
2,250	Denver City & Cnty. Airport Rev.,
	15.76%, 11/15/25, Ser. 425 (FSA)(a)(c)(d)	Aaa/NR	2,330,550

	Florida—0.3%
2,830	Highlands Cnty. Health Facs. Auth. Rev., Adventist Health System,
	5.00%, 11/15/31, Ser. C	A1/A+	2,572,187
1,782	Orange Cnty. School Board, CP,
	16.56%, 8/1/24, Ser. 328 (MBIA)(a)(c)(d)	A1/NR	2,135,192
			4,707,379

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Illinois—0.4%
$1,780	Chicago, GO, 16.35%, 1/1/28, Ser. 332 (MBIA)(a)(c)(d)	A2/NR	$2,057,235
1,288	Cook Cnty., GO, 15.72%, 11/15/28, Ser. 403 (FGIC)(a)(c)(d)	Aa2/NR	1,346,153
2,000	State, GO, 17.61%, 4/1/27, Ser. 783 (FSA)(a)(c)(d)	Aaa/NR	2,321,400
			5,724,788

	Massachusetts—1.1%
1,400	Boston Water & Sewer Community Rev.,
	15.60%, 11/1/28, Ser. 434 (FGIC)(a)(c)(d)	Aa2/NR	1,435,490
2,200	State, GO, 17.85%, 11/1/30, Ser. 785 (FGIC-TCRS)(a)(c)(d)	Aa2/NR	3,196,380
	State Turnpike Auth. Rev. (MBIA)(a)(c)(d),
7,366	0.12%, 1/1/37, Ser. 334	A2/NR	7,197,687
3,000	0.12%, 1/1/37, Ser. 489	NR/AAA	2,931,450
			14,761,007

	Nevada—0.0%
325	State, GO, 15.52%, 5/15/28, Ser. 344 (FGIC)(a)(c)(d)	Aa1/NR	324,902

	Pennsylvania—0.1%
1,670	Philadelphia School Dist., GO, 15.32%, 4/1/27, Ser. 345 (MBIA)(a)(c)(d)	Aa3/NR	1,818,380

	Texas—0.5%
1,100	Houston Airport System Rev., 0.12%, 7/1/25, Ser. 404 (FGIC)(a)(c)(d)	A1/NR	1,101,870
	Houston Water & Sewer System Rev. (a)(c)(d),
2,200	16.56%, 12/1/28, Ser. 427 (FSA)	Aaa/NR	2,620,310
3,070	17.82%, 12/1/30, Ser. 495 (FGIC)	NR/NR	4,112,419
			7,834,599

	Washington—0.2%
2,275	Central Puget Sound Regional Transit Auth. Sales Tax & Motor Rev.,
	11.92%, 2/1/28, Ser. 360 (FGIC)(a)(c)(d)	Aa2/NR	2,286,921
	Total Variable Rate Notes (cost—$39,653,600)		44,763,492

	Total Investments (cost—$1,373,980,208)—100.0%		$1,391,042,733

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.
Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund's investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained by Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $43,024,321, representing 3.09% of total investments.

(b)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(c)	144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on August 31, 2008.

(e)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on August 31, 2008.

(f)	Residual Interest Bonds held in trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Glossary:
AMBAC—insured by American Municipal Bond Assurance Corp.
CP—Certificates of Participation
FGIC—insured by Financial Guaranty Insurance Co.
FSA—insured by Financial Security Assurance, Inc.
GO—General Obligation Bond
GTD—Guaranteed
MBIA—insured by Municipal Bond Investors Assurance
NR—Not Rated
PSF—Public School Fund
Q-SBLF—Qualified School Bond Loan Fund
TCRS—Temporary Custodian Receipts

Other Investments:

(1) Futures contracts outstanding at August 31, 2008:

			Market
			Value	Expiration	Unrealized
	The Fund	Contracts	(000)	Date	Appreciation
Short:	U.S. Treasury Bonds Futures	(1,208)	$(141,714)	12/19/08	$745,576

The Fund pledged $3,147,500 in cash to brokers as collateral for futures contracts.

(2) Interest rate swap agreements outstanding at August 31, 2008:

			Rate Type
	Notional Amount	Termination	Payments Made	Payments Received	Unrealized
Swap Counterparty	(000)	Date	by Fund	by Fund	Depreciation
Morgan Stanley	$207,600	12/18/33	5.00%	3-Month USD-LIBOR	$(4,048,613)
Royal Bank of Scotland	79,800	12/18/33	5.00%	3-Month USD-LIBOR	(1,353,603)
					$(5,402,216)
LIBOR - London Inter-bank Offered Rate
The Fund received $5,500,000 par value in U.S. Treasury Bills as collateral for swap contracts.

Fair Value Measurements–Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below.

ª	Level 1 –	quoted prices in active markets for identical investments
ª	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
ª	Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the period ended August 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At August 31, 2008, the Fund did not hold securities deemed as Level 3.

The following is a summary of the inputs used at August 31, 2008 in valuing the Fund’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$—	$745,576
Level 2 - Other Significant
Observable Inputs	1,391,042,733	(5,402,216)
Level 3 - Significant
Unobservable Inputs	—	—
Total	$1,391,042,733	$(4,656,640)

Item 2. Controls and Procedures

(a) The registrant's President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3 (c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 16, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 16, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 16, 2008